Equity - reserves - Summary of tabular form of other reserves (Detail) - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021
Disclosure of reserves within equity [abstract]
Foreign currency reserve	$ (742)	$ (852)
Share-based payments reserve	4,423	3,264
Other reserves	$ 3,681	$ 2,412	$ 1,301